Loan receivable (Tables)	12 Months Ended
Dec. 31, 2025
Loan Receivable
Schedule of loan receivables

Loan receivable consists of the following:

Lender Name	Maturities	Interest	Collateral/ Guarantee	As of December 31, 2025	As of December 31, 2024
				US$	US$
Allen Peter Anthony	October 2026	One-time fee of US $7,000	None	$400,872	$-
Loan receivable				$400,872	$-